Note 21 - Advertising Expenses (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other Income and Expenses [Abstract]
Advertising Expense	¥ 574,118	¥ 656,890	¥ 671,260